Share Capital (Summary of Share Repurchases) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Share Repurchases [Line Items]
Average price per share	$ 66.97	$ 55.94	$ 47.31
Shares repurchased	$ 73	$ 560	$ 190
Increase Decrease In Number Of Shares Outstanding	1,097,694	9,829,408	3,944,903
Number of Common Shares [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding		(9,829,408)	(3,944,903)
Issued capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 275	$ 110
Additional paid-in capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		10	20
Accumulated other comprehensive income [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		0	0
Retained earnings [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 275	$ 60
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding			5,375,397
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding		6,163,104
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding	7,611,207
Equity Attributable To Owners Of Parent [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 560	$ 190
Noncontrolling Interests [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding	0